Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Net income
Net income	$ 3,811	$ 3,695	$ 7,544	$ 6,972
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 6)	27	(377)	99	(64)
Depreciation	291	370	566	769
Amortization of other intangibles	147	173	307	353
Net securities loss/(gain) (Note 5)		47	(10)	27
Deferred taxes	303	197	443	366
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	(73)	(128)	(126)	(144)
Securities sold under repurchase agreements	(12,679)	(27,346)	(11,344)	(40,550)
Securities purchased under reverse repurchase agreements	(5,920)	801	(4,454)	13,787
Securities sold short	4,220	(2,688)	9,266	4,081
Trading loans and securities	8,358	14,861	3,200	6,828
Loans net of securitization and sales	(21,456)	(2,084)	(42,490)	9,090
Deposits	23,204	(34,183)	55,275	(2,343)
Derivatives	(8,292)	1,267	(13,614)	5,437
Non-trading financial assets at fair value through profit or loss	(1,627)	(1,525)	(2,162)	(667)
Financial assets and liabilities designated at fair value through profit or loss	(6,050)	16,591	14,914	6,495
Securitization liabilities	(776)	133	(931)	(518)
Current taxes	(1,761)	338	(3,844)	805
Brokers, dealers and clients amounts receivable and payable	1,798	3,124	7,278	(2,213)
Other, including unrealized foreign currency translation (gains)/loss	5,379	14,262	(2,035)	24,842
Net cash from (used in) operating activities	(11,298)	(12,694)	17,449	32,962
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	(10)	8	28	10
Common shares issued, net	11	39	80	79
Repurchase of common shares (Note 13)	(1,431)		(2,195)
Preferred shares issued, net (Note 13)	847		847
Redemption of preferred shares and other equity instruments		(700)	(1,000)	(700)
Sale of treasury shares and other equity instruments	3,084	2,782	6,025	5,819
Purchase of treasury shares and other equity instruments (Note 13)	(3,149)	(2,733)	(6,114)	(5,912)
Dividends paid on shares and distributions paid on other equity instruments		(2,781)	(2,947)	(4,168)
Repayment of lease liabilities	(147)	(145)	(313)	(281)
Net cash from (used in) financing activities	(795)	(3,530)	(5,589)	(5,153)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	37,674	26,037	34,723	(29,577)
Activities in financial assets at fair value through other comprehensive income
Purchases	(9,611)	(5,456)	(15,432)	(11,608)
Proceeds from maturities	13,526	10,313	20,240	18,249
Proceeds from sales	441	548	3,607	1,153
Activities in debt securities at amortized cost
Purchases	(49,386)	(41,497)	(91,088)	(68,775)
Proceeds from maturities	18,451	25,006	36,383	61,122
Proceeds from sales		1,105	6	1,702
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(406)	(183)	(739)	(485)
Net cash acquired from (paid for) divestitures and acquisitions				24
Net cash from (used in) investing activities	10,689	15,873	(12,300)	(28,195)
Effect of exchange rate changes on cash and due from banks	36	(181)	142	(341)
Net increase (decrease) in cash and due from banks	(1,368)	(532)	(298)	(727)
Cash and due from banks at beginning of period	7,001	6,250	5,931	6,445
Cash and due from banks at end of period	5,633	5,718	5,633	5,718
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	1,163	900	3,777	1,595
Amount of interest paid during the period	1,526	1,585	2,798	3,285
Amount of interest received during the period	7,387	6,849	14,477	14,168
Amount of dividends received during the period	495	496	984	947
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab (Note 7)	$ (202)	$ (222)	$ (433)	$ (391)